Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
Disclosure of operating segments
The following tables summarize selected financial information by segment for the years ended December 31, 2017, 2016 and 2015:

	Mass-Market Vehicles
2017	NAFTA		LATAM		APAC		EMEA		Maserati		Components		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€66,094		€8,004		€3,250		€22,700		€4,058		€10,115		€727		€(4,014)	€110,934
Revenues from transactions with other segments	(47)		(15)		(32)		(140)		(21)		(3,323)		(436)		4,014		—
Revenues from third party customers		€66,047		€7,989		€3,218		€22,560		€4,037		€6,792		€291		€—	€110,934

Net profit from continuing operations																	€3,510
Tax expense																	€2,651
Net financial expenses																	€1,469
Adjustments:
Reversal of a Brazilian indirect tax liability(1)	€		€		€		€		€		€		€		€		€(895)
Impairment expense(2)	€			€77	€			€142	€			€10	€		€		€229
Recall campaigns - airbag inflators(3)		€29		€73	€		€		€		€		€		€		€102
Restructuring costs/(reversal)(4)		€(1)		€75	€		€		€			€20	€			€1	€95
Resolution of certain Components legal matters	€		€		€		€		€			€43	€		€		€43
Deconsolidation of Venezuela(5)	€			€42		€—		€—		€—		€—		€—		€—	€42
NAFTA capacity realignment(6)		€(38)	€		€		€		€		€		€		€		€(38)
Tianjin (China) port explosions insurance recoveries(7)	€		€			€(68)	€		€		€		€		€		€(68)
Gains on disposal of investments(8)	€		€		€		€		€			€(27)	€			€(49)	€(76)
Other		€(1)		€—		€1		€—		€—		€(11)		€—		€1	€(10)
Adjusted EBIT		€5,227		€151		€172		€735		€560		€536		€(189)		€(138)	€7,054

Share of profit of equity method investees	€		€			€75		€306	€			€14		€13		€1	€409
_________________________
1) As this liability related to the Group’s Brazilian operations in multiple segments, it was not attributed to the results of the related segments;
2) Impairment expense in EMEA relates to changes in global product portfolio. Impairment expense in LATAM relates to product portfolio changes and the impairment of certain real estate assets in Venezuela, in the second quarter of 2017 due to the continued deterioration of the economic conditions;
(3) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities.
(4) Primarily related to workforce restructuring costs related to LATAM;
(5) Refer to Note 3, Scope of consolidation;
(6) Income related to adjustments to reserves for the NAFTA capacity realignment plan;
(7) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT;
(8) Refer to Note 3, Scope of consolidation.

	Mass-Market Vehicles
2016	NAFTA		LATAM		APAC		EMEA		Maserati		Components		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€69,094		€6,197		€3,662		€21,860		€3,479		€9,659		€779		€(3,712)	€111,018
Revenues from transactions with other segments	(40)		(42)		(24)		(148)		(10)		(3,030)		(418)		3,712		—
Revenues from third party customers		€69,054		€6,155		€3,638		€21,712		€3,469		€6,629		€361		€—	€111,018

Net profit from continuing operations																	€1,814
Tax expense																	€1,292
Net financial expenses																	€2,016
Adjustments:
Recall campaigns - airbag inflators(1)		€414	€		€		€		€		€		€		€		€414
Costs for recall, net of supplier recoveries - contested with supplier(2)		€132	€		€		€		€		€		€		€		€132
NAFTA capacity realignment(3)		€156	€		€		€		€		€		€		€		€156
Tianjin (China) port explosions, net of insurance recoveries(4)	€		€			€(55)	€		€		€		€		€		€(55)
Currency devaluation	€			€19	€		€		€		€		€		€		€19
Restructuring costs/(reversal)(5)		€(10)		€68	€			€5	€			€25	€		€		€88
Impairment expense(6)	€			€52		€109		€7	€			€49		€8	€		€225
Gains on disposal of investments	€		€		€		€		€			€(8)		€(5)	€		€(13)
Other		€(25)		€3		€(10)	€		€		€		€		€		€(32)
Adjusted EBIT		€5,133		€5		€105		€540		€339		€445		€(244)		€(267)	€6,056

Share of profit of equity method investees		€2		€—		€30		€272		€—		€6		€2		€1	€313
________________________
(1) Refer to Note 20, Provisions and Note 25, Guarantees granted, commitments and contingent liabilities;
(2) Refer to Note 20, Provisions;
(3) Refer to Note 5, Research and development costs and Note 11, Property plant and equipment;
(4) Insurance recoveries related to losses incurred in connection with the explosions at the Port of Tianjin (China) in August 2015 are excluded from Adjusted EBIT to the extent the insured loss to which the recovery relates was excluded from Adjusted EBIT.  Insurance recoveries are included in Adjusted EBIT to the extent they relate to costs, increased incentives or business interruption losses that were included in Adjusted EBIT.  Through December 31, 2016, no significant insurance recoveries related to Tianjin have been recognized in Adjusted EBIT;
(5) Restructuring costs within LATAM and Components primarily relate to cost reduction initiatives to right-size to market volume in Brazil;
(6) Refer to Note 5, Research and development costs. and Note 11, Property plant and equipment.

	Mass-Market Vehicles
2015	NAFTA		LATAM		APAC		EMEA		Maserati		Components		Other activities		Unallocated items & eliminations		FCA
	(€ million)
Revenues		€69,992		€6,431		€4,885		€20,350		€2,411		€9,770		€844		€(4,088)	€110,595
Revenues from transactions with other segments	(1)		(194)		(25)		(304)		(13)		(3,095)		(456)		4,088		—
Revenues from third party customers		€69,991		€6,237		€4,860		€20,046		€2,398		€6,675		€388		€—	€110,595

Net profit from continuing operations																	€93
Tax expense																	€166
Net financial expenses																	€2,366
Adjustments:
Change in estimate for future recall campaign costs(1)		€761	€		€		€		€		€		€		€		€761
Tianjin (China) port explosions(2)	€		€			€142	€		€		€		€		€		€142
NAFTA capacity realignment(3)		€834	€		€		€		€		€		€		€		€834
Currency devaluations(4)	€			€163	€		€		€		€		€		€		€163
NHTSA Consent Order and amendment(5)		€144	€		€		€		€		€		€		€		€144
Impairment expense	€			€16		€22		€46		€3		€20	€			€11	€118
Restructuring costs/(reversal)		€(11)		€40	€		€		€			€23		€2		€(1)	€53
Other		€(97)	€			€41		€1	€			€8		€(1)		€2	€(46)
Adjusted EBIT		€4,450		€(87)		€52		€213		€105		€395		€(150)		€(184)	€4,794

Share of profit of equity method investees		€3		€—		€(78)		€219		€—		€(2)		€(12)		€—	€130
_________________________
(1) Amount represents the change in estimate for estimated future recall campaign costs for the U.S. and Canada recognized within Cost of revenues - refer to Note 20, Provisions; (2) Amount relates to the write-down of inventory (€53 million) and incremental incentives (€89 million) for vehicles affected by the explosions at the Port of Tianjin in August 2015;
(3) Amount represents costs from implementation of plan to realign existing NAFTA capacity - comprised of €422 million for asset impairments, €236 million for payment of supplemental unemployment benefits due to extended downtime at certain plants and €176 million for write off of capitalized development expenditures with no future benefit;
(4) €80 million was due to adoption of SIMADI exchange rate at June 30, 2015 (refer to Note 3, Scope of consolidation, and €83 million was due to the devaluation of the Argentinian Peso resulting from changes in monetary policy;
(5) Refer to Note 20, Provisions

Disclosure of geographical areas
Net revenues attributed by geographical area were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Net revenues in:
North America	€68,374	€71,047	€71,979
Italy	8,755	8,478	7,165
Brazil	6,406	4,953	5,103
China	4,240	4,493	4,720
Germany	3,990	4,160	3,794
France	3,487	3,266	2,852
Argentina	1,817	1,409	1,175
Spain	1,569	1,467	1,254
Turkey	1,456	1,705	1,682
United Kingdom	1,366	1,632	1,744
Japan	816	713	625
Australia	497	473	936
Other countries	8,161	7,222	7,566
Total Net revenues	€110,934	€111,018	€110,595
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31
	2017	2016
	(€ million)
North America	€34,099	€35,833
Italy	12,458	12,558
Brazil	5,137	6,310
Poland	1,151	1,117
Serbia	639	660
Other countries	2,536	2,582
Total Non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets)	€56,020	€59,060